Number of Crude Oil and Natural Gas Wells Drilled and Completed (Detail) - Wells	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of net productive wells and dry wells drilled [line items]
Net exploratory wells, Productive	1	5	1
Net exploratory wells, Dry	1	2	1
Net exploratory wells, Total	2	7	2
Net development wells, Productive	1	34	85
Net development wells, Dry	1		1
Net development wells, Total	2	34	86
Total	4	41	88
Australia [member]
Disclosure of net productive wells and dry wells drilled [line items]
Net exploratory wells, Productive	0
Net exploratory wells, Dry	0
Net exploratory wells, Total	0
Net development wells, Productive	0	1	1
Net development wells, Dry	0
Net development wells, Total	0	1	1
Total	0	1	1
United States [member]
Disclosure of net productive wells and dry wells drilled [line items]
Net exploratory wells, Productive	0	1	1
Net exploratory wells, Dry	0		1
Net exploratory wells, Total	0	1	2
Net development wells, Productive	0	33	84
Net development wells, Dry	1		1
Net development wells, Total	1	33	85
Total	1	34	87
Other countries [member]
Disclosure of net productive wells and dry wells drilled [line items]
Net exploratory wells, Productive	1	4
Net exploratory wells, Dry	1	2
Net exploratory wells, Total	2	6
Net development wells, Productive	1
Net development wells, Dry	0
Net development wells, Total	1
Total	3	6